State Street SPDR SP Metals and Mining ETF Investment Objectives and Goals - State Street SPDR SP Metals and Mining ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P® Metals & Mining ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index.